Note 3 - Segment and Geographic Information - Summary of Property, Plant and Equipment and Multi-client Data Library by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment and multi-client data library, net	$ 60,425	$ 73,572
North America [Member]
Property, plant and equipment and multi-client data library, net	44,188	56,566
Latin America [Member]
Property, plant and equipment and multi-client data library, net	14,301	14,826
Middle East [Member]
Property, plant and equipment and multi-client data library, net	1,862	2,095
Europe [Member]
Property, plant and equipment and multi-client data library, net	62	73
Other [Member]
Property, plant and equipment and multi-client data library, net	$ 12	$ 12